Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, beginning of year	$ 43,324
Balance, end of year	43,324	$ 43,324
Goodwill [Member]
Statement Line Items [Line Items]
Balance, beginning of year	43,324	43,324
Foreign exchange effect on deferred liability settleable in Great British pounds
On Acquisition of SalvaRx Limited
Amortization
Impairment
Balance, end of year	43,324	43,324
IPR&D [Member]
Statement Line Items [Line Items]
Balance, beginning of year	117,388	117,388
Foreign exchange effect on deferred liability settleable in Great British pounds
On Acquisition of SalvaRx Limited
Amortization
Impairment
Balance, end of year	117,388	117,388
DTL [Member]
Statement Line Items [Line Items]
Balance, beginning of year	(21,604)	(21,604)
Foreign exchange effect on deferred liability settleable in Great British pounds	(2,446)
On Acquisition of SalvaRx Limited
Amortization
Impairment
Balance, end of year	$ (24,050)	$ (21,604)